Share-Based Compensation (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 $ / shares	Jun. 30, 2025 $ / shares
Share-Based Payment Arrangement [Abstract]
Weighted average grant date fair value | $ / shares		$ 8.18	$ 9.65
Unrecognized share-based compensation expense | $	$ 3,315,816
Weighted average period	5 months 23 days